UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0710
1.743118.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.0006%	$ 1,000.00	$ 1,000.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	78.6	66.9	65.9
31 - 90	13.7	20.8	20.9
91 - 180	5.8	4.6	4.0
181 - 397	1.9	7.7	9.2
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity® Cash Central Fund	28 Days	44 Days	48 Days
All Taxable Money Market Funds Average *	39 Days	51 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Bank CDs, BAs, TDs, and Notes 16.4%	Bank CDs, BAs, TDs, and Notes 3.7%
Government Securities 39.6%	Government Securities 51.8%
Interfund Loans 0.3%	Interfund Loans 0.2%
Repurchase Agreements 44.8%	Repurchase Agreements 45.8%
Net Other Assets** (1.1)%	Net Other Assets** (1.5)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/1/10	3/2/10	12/1/09	9/1/09	6/2/09
Fidelity Cash Central Fund	0.23%	0.16%	0.21%	0.33%	0.53%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Federal Agencies - 15.2%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.0%
9/29/10	0.30%	$ 241,500,000	$ 241,258,500
Federal Home Loan Bank - 14.2%
6/1/10 to 6/1/11	0.17 to 0.60 (c)	3,535,400,000	3,534,508,288
TOTAL FEDERAL AGENCIES			3,775,766,788
U.S. Treasury Obligations - 24.4%

U.S. Treasury Bills - 24.0%
6/10/10 to 12/16/10	0.15 to 0.54	5,962,459,000	5,960,358,672
U.S. Treasury Notes - 0.4%
8/15/10	0.58	110,000,000	110,791,728
TOTAL U.S. TREASURY OBLIGATIONS			6,071,150,400
Time Deposits - 16.4%

Citibank NA
6/1/10	0.19	200,000,000	200,000,000
Commerzbank AG
6/1/10	0.22	1,000,000,000	1,000,000,000
KBC Bank NV
6/1/10	0.20	1,000,000,000	1,000,000,000
Royal Bank of Scotland NV
6/1/10	0.22	500,000,000	500,000,000
State Street Bank & Trust Co., Boston
6/1/10	0.18	380,000,000	380,000,000
Svenska Handelsbanken AB
6/1/10	0.20	1,000,000,000	1,000,000,000
TOTAL TIME DEPOSITS			4,080,000,000
Interfund Loans - 0.3%
	Principal Amount	Value
With Fidelity Advisor Small Cap Fund at 0.46% due 6/1/10 (b)	$ 17,603,000	$ 17,603,000
With Fidelity International Capital Appreciation Fund at 0.46% due 6/1/10 (b)	5,260,000	5,260,000
With Fidelity Latin America Fund at 0.46% due 6/1/10 (b)	6,829,000	6,829,000
With Fidelity New Millennium Fund at 0.46% due 6/1/10 (b)	14,008,000	14,008,000
With Fidelity OTC Portfolio at 0.46% due 6/1/10 (b)	10,126,000	10,126,000
With Fidelity Select Automotive Portfolio at 0.46% due 6/1/10 (b)	2,069,000	2,069,000
With Fidelity Select Biotechnology Portfolio at 0.46% due 6/1/10 (b)	2,817,000	2,817,000
With Fidelity Small Cap Stock Fund at 0.46% due 6/1/10 (b)	14,913,000	14,913,000
TOTAL INTERFUNDS LOANS		73,625,000
Repurchase Agreements - 44.8%
	Maturity Amount
In a joint trading account at:
0.2% dated 5/28/10 due 6/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 9,751,090,446	9,750,876,000
(Collateralized by U.S. Treasury Obligations) #	461,253,167	461,243,000
0.21% dated 5/28/10 due 6/1/10:
(Collateralized by U.S. Government Obligations) #	250,005,845	250,000,000
(Collateralized by U.S. Government Obligations) #	270,962,289	270,956,000
0.22% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	312,579,529	312,572,000
With Morgan Stanley & Co., Inc. at 0.21%, dated 4/16/10 due 6/15/10 (Collateralized by U.S. Treasury Obligations valued at $117,356,237, 0% - 3.88%, 9/15/10 - 11/12/10)	115,040,250	115,000,000
TOTAL REPURCHASE AGREEMENTS		11,160,647,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $25,161,189,188)		25,161,189,188
NET OTHER ASSETS - (1.1)%		(275,395,054)
NET ASSETS - 100%		$ 24,885,794,134
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,750,876,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 4,336,421,964
Bank of America, NA	1,728,185,100
Barclays Capital, Inc.	2,822,176,386
Deutsche Bank Securities, Inc.	288,030,850
Mizuho Securities USA, Inc.	576,061,700
$ 9,750,876,000
$461,243,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 195,636,139
Banc of America Securities LLC	74,141,102
Barclays Capital, Inc.	191,465,759
$ 461,243,000
Repurchase Agreement / Counterparty	Value
$250,000,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 18,495,458
Bank of America, NA	45,440,236
Barclays Capital, Inc.	30,517,506
Citigroup Global Markets, Inc.	11,097,275
Credit Agricole Securities (USA) Inc	7,398,183
Credit Suisse Securities (USA) LLC	14,796,366
Deutsche Bank Securities, Inc.	22,194,550
ING Financial Markets LLC	11,097,275
J.P. Morgan Securities, Inc.	14,796,366
Merrill Lynch Government Securities, Inc.	7,398,183
Morgan Stanley & Co., Inc.	7,398,183
RBC Capital Markets Corp.	2,034,500
RBS Securities, Inc.	7,398,183
Societe Generale, New York Branch	18,495,458
UBS Securities LLC	11,837,093
Wachovia Bank NA	14,796,366
Wells Fargo Securities LLC	4,808,819
$ 250,000,000
$270,956,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 18,243,710
Bank of America, NA	172,517,887
J.P. Morgan Securities, Inc.	18,435,495
Mizuho Securities USA, Inc.	61,758,908
$ 270,956,000
$312,572,000 due 6/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 50,414,839
Banc of America Securities LLC	85,705,226
Barclays Capital, Inc.	75,622,258
UBS Securities LLC	100,829,677
$ 312,572,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2010, the fund had a capital loss carryforward of approximately $506,839 all of which will expire on May 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $11,160,647,000) - See accompanying schedule: Unaffiliated issuers (cost $25,087,564,188)	$ 25,087,564,188
Other affiliated issuers (cost $73,625,000)	73,625,000
Total Investments (cost $25,161,189,188)		$ 25,161,189,188
Cash		794
Interest receivable		4,347,113
Other affiliated receivables		15,793
Other receivables		75,825
Total assets		25,165,628,713

Liabilities
Payable for investments purchased	$ 274,880,524
Distributions payable	4,849,188
Other payables and accrued expenses	104,867
Total liabilities		279,834,579

Net Assets		$ 24,885,794,134
Net Assets consist of:
Paid in capital		$ 24,886,361,268
Distributions in excess of net investment income		(60,295)
Accumulated undistributed net realized gain (loss) on investments		(506,839)
Net Assets, for 24,878,707,222 shares outstanding		$ 24,885,794,134
Net Asset Value, offering price and redemption price per share ($24,885,794,134 ÷ 24,878,707,222 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2010

Investment Income
Interest (including $170,563 from affiliated interfund lending)		$ 53,206,205

Expenses
Custodian fees and expenses	$ 129,610
Independent trustees' compensation	71,738
Interest	8,160
Total expenses before reductions	209,508
Expense reductions	(100,045)	109,463
Net investment income		53,096,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(106,882)
Net increase in net assets resulting from operations		$ 52,989,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2010	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 53,096,742	$ 385,304,192
Net realized gain (loss)	(106,882)	2,836,864
Net increase in net assets resulting from operations	52,989,860	388,141,056
Distributions to shareholders from net investment income	(53,098,079)	(385,363,151)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	199,693,511,033	220,465,409,966
Cost of shares redeemed	(193,702,152,859)	(233,985,902,100)
Net increase (decrease) in net assets and shares resulting from share transactions	5,991,358,174	(13,520,492,134)
Total increase (decrease) in net assets	5,991,249,955	(13,517,714,229)

Net Assets
Beginning of period	18,894,544,179	32,412,258,408
End of period (including distributions in excess of net investment income of $60,295 and distributions in excess of net investment income of $58,958, respectively)	$ 24,885,794,134	$ 18,894,544,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.014	.043	.053	.041
Distributions from net investment income	(.003)	(.014)	(.043)	(.053)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.26%	1.41%	4.34%	5.43%	4.15%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income	.25%	1.54%	4.29%	5.30%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,885,794	$ 18,894,544	$ 32,412,258	$ 28,623,746	$ 34,140,434

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 25,161,189,188

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,531
Capital loss carryforward	$ (506,839)
Net unrealized appreciation (depreciation)	$ -

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2010	May 31, 2009
Ordinary Income	$ 53,098,079	$ 385,363,151

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $214,533,444. The weighted average interest rate was .02% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 14,813,775.42%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $71,738.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28,307.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or FMR affiliate were the owners of record of all the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 57.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,487,307 of distributions paid during the period January 1, 2010 to May 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0710
1.743117.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.0018%	$ 1,000.00	$ 1,001.20	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity® Municipal Cash Central Fund	5 Days	3 Days	4 Days
All Tax-Free Money Market Funds Average *	23 Days	30 Days	23 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Variable Rate Demand Notes (VRDNs) 99.5%	Variable Rate Demand Notes (VRDNs) 100.0%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 0.0%
Net Other Assets 0.0%	Net Other Assets 0.0%

Current and Historical Seven-Day Yields
	5/31/10	3/1/10	11/30/09	8/31/09	6/01/09
Fidelity Municipal Cash Central Fund	0.30%	0.18%	0.27%	0.27%	0.41%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 3.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 D, 0.23%, VRDN (b)	$ 22,000,000	$ 22,000,000
Series 1995 E, 0.3%, VRDN (b)	10,000,000	10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	6,800,000	6,800,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.32% (Kimberly-Clark Corp. Guaranteed), VRDN (b)	2,150,000	2,150,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.28%, VRDN (b)(c)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.28%, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.29%, VRDN (b)(c)	45,500,000	45,500,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.28%, VRDN (b)(c)	14,000,000	14,000,000
		129,450,000
Alaska - 0.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 B, 0.25% (ConocoPhillips Guaranteed), VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		7,000,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (b)	3,760,000	3,760,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	13,200,000	13,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,500,000	$ 2,500,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (b)	350,000	350,000
		24,010,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.39%, LOC Fannie Mae, VRDN (b)(c)	995,000	995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.34%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		5,995,000
California - 4.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J1, 0.25%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,865,000	2,865,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
California Gen. Oblig.:
Series 2004 A1, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	7,725,000	7,725,000
Series 2004 A2, 0.25%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	2,000,000	2,000,000
Series 2004 A4, 0.25%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	6,790,000	6,790,000
Series 2005 B6, 0.27%, LOC KBC Bank NV, VRDN (b)	7,590,000	7,590,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,835,000	8,835,000
Series 2007 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,075,000	7,075,000
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.) Series 2003 M, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,440,000	5,440,000
Series 2001 G, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,300,000	$ 6,300,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.24%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	1,600,000	1,600,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 0.31%, LOC Union Bank of California, VRDN (b)(c)	14,700,000	14,700,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.3%, LOC Fannie Mae, VRDN (b)(c)	5,165,000	5,165,000
(The Crossings at Elk Grove Apts.) Series H, 0.29%, LOC Citibank NA, VRDN (b)(c)	7,850,000	7,850,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron USA, Inc. Proj.) Series 2002, 0.23% (Chevron Corp. Guaranteed), VRDN (b)	2,000,000	2,000,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 C3, 0.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,500,000	3,500,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.29%, LOC Citibank NA, VRDN (b)(c)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.32%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	27,600,000	27,600,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2001 C2, 0.26% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	20,500,000	20,500,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Floaters 3117, 0.29% (Liquidity Facility Morgan Stanley) (b)(d)	5,730,000	5,730,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.29%, LOC Citibank NA, VRDN (b)(c)	9,100,000	9,100,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.28%, LOC Citibank NA, VRDN (b)(c)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.: - continued
(Mission Creek Cmnty. Proj.) Series B, 0.27%, LOC Citibank NA, VRDN (b)(c)	$ 7,260,000	$ 7,260,000
San Pablo Redev. Agcy. 0.3%, LOC Union Bank of California, VRDN (b)	16,265,000	16,265,000
		188,605,000
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.28%, LOC Bank of America NA, VRDN (b)	5,100,000	5,100,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.):
Series 2008 A, 0.34%, LOC Compass Bank, VRDN (b)	5,200,000	5,200,000
Series 2008 B, 0.34%, LOC Compass Bank, VRDN (b)	16,200,000	16,200,000
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	18,330,000	18,330,000
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,000,000	1,000,000
Denver City & County Arpt. Rev. Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	3,500,000	3,500,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,000,000	7,000,000
		56,330,000
Connecticut - 0.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.95% tender 6/3/10, CP mode	7,000,000	7,000,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,235,000	4,235,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,915,000	17,915,000
Series 2009 A2, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,000,000	10,000,000
		39,150,000
Delaware - 1.9%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.33%, VRDN (b)(c)	70,000,000	70,000,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.45%, VRDN (b)	$ 5,800,000	$ 5,800,000
Series 1999 B, 0.55%, VRDN (b)(c)	1,100,000	1,100,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	4,400,000	4,400,000
		81,300,000
District Of Columbia - 1.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	38,150,000	38,150,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.33% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,380,000	3,380,000
Series Putters 1691, 0.39% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	435,000	435,000
Series 2003 D2, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,525,000	2,525,000
Series 2009 D2, 0.28%, LOC Bank of America NA, VRDN (b)	16,000,000	16,000,000
		60,490,000
Florida - 3.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	9,000,000	9,000,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.3% (Liquidity Facility Citibank NA) (b)(d)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.42%, LOC Bank of America NA, VRDN (b)(c)	2,570,000	2,570,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.35%, VRDN (b)	5,100,000	5,100,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.34%, LOC Citibank NA, VRDN (b)(c)	3,215,000	3,215,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.33%, LOC Fannie Mae, VRDN (b)(c)	6,760,000	6,760,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.34%, LOC Citibank NA, VRDN (b)(c)	13,925,000	13,925,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series Merlots 06 B17, 0.35% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	$ 5,895,000	$ 5,895,000
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (b)(c)(d)	2,475,000	2,475,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.34%, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (b)	22,200,000	22,200,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.29%, LOC Calyon New York Branch, VRDN (b)	5,000,000	5,000,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.42%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	5,260,000	5,260,000
Series 2003 C, 0.29%, LOC Bank of America NA, VRDN (b)	4,500,000	4,500,000
Series 2004, 0.28%, LOC Bank of America NA, VRDN (b)	12,200,000	12,200,000
Series 2007 E, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	6,700,000	6,700,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.3%, VRDN (b)	7,500,000	7,500,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.33%, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.37%, LOC Fannie Mae, VRDN (b)(c)	2,045,000	2,045,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,100,000	1,100,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	2,800,000	2,800,000
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (b)(c)	$ 5,885,000	$ 5,885,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (b)(c)	9,100,000	9,100,000
		160,080,000
Georgia - 2.7%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.32%, VRDN (b)(c)	15,600,000	15,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.44%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.3%, VRDN (b)	18,890,000	18,890,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	3,800,000	3,800,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.28%, VRDN (b)(c)	48,000,000	48,000,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.25%, LOC TD Banknorth, NA, VRDN (b)	15,400,000	15,400,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.05%, VRDN (b)(c)	1,100,000	1,100,000
		111,295,000
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series BC 10 32B, 0.3% (Liquidity Facility Barclays Bank PLC) (b)(d)	2,300,000	2,300,000
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Series 2001 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,000,000	3,000,000
Series 2003 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,890,000	6,890,000
		9,890,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 5.3%
Aurora Single Family Mtg. Rev. Participating VRDN ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (b)(c)(d)	$ 6,900,000	$ 6,900,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.35%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Board of Ed.:
Series 2009 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,305,000	10,305,000
Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	3,600,000	3,600,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.32%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(c)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.28%, LOC Harris NA, VRDN (b)	33,700,000	33,700,000
Series 2008 C2, 0.28%, LOC Bank of America NA, VRDN (b)	34,620,000	34,620,000
Series 2008 C3, 0.28%, LOC Northern Trust Co., Chicago, VRDN (b)	49,000,000	49,000,000
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3302, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,400,000	8,400,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.6%, VRDN (b)(c)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	24,120,000	24,120,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,890,000	1,890,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	10,700,000	10,700,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,900,000	2,900,000
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,900,000	4,900,000
Series 2001, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,200,000	4,200,000
Series 2002, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	3,300,000	3,300,000
Series 2003, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	8,100,000	8,100,000
		220,850,000
Indiana - 4.2%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.34%, LOC Bank of America NA, VRDN (b)(c)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.): - continued
Series 2009 A4, 0.31%, LOC Bank of America NA, VRDN (b)(c)	$ 27,000,000	$ 27,000,000
Series 2009 A5, 0.29%, LOC Bank of America NA, VRDN (b)	3,300,000	3,300,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.):
Series 2001, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,100,000	7,100,000
Series 2005, 0.28%, LOC JPMorgan Chase & Co., VRDN (b)	4,000,000	4,000,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,320,000	4,320,000
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,000,000	7,000,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	7,700,000	7,700,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,865,000	2,865,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Series 2005 C3, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Series 2008 A2, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,800,000	6,800,000
Whiting Envir. Facilities Rev. (BP PLC Proj.):
Series 2002 B, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Series 2002 C, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	6,600,000	6,600,000
Series 2003, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	5,800,000	5,800,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,700,000	2,700,000
(BP Amoco Oil Co. Proj.) Series 1999, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	9,940,000	9,940,000
		174,125,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.7%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,770,000	$ 3,770,000
Iowa Fin. Auth. Series 2003 F, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(c)	1,200,000	1,200,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,560,000	2,560,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,505,000	4,505,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.5%, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	1,100,000	1,100,000
		29,935,000
Kansas - 1.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.38%, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	35,715,000	35,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	18,360,000	18,360,000
		60,975,000
Kentucky - 1.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.35%, LOC Commerzbank AG, VRDN (b)(c)	11,500,000	11,500,000
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (b)(c)	2,600,000	2,600,000
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (b)(c)	3,200,000	3,200,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.): - continued
Series 1993 B, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	$ 2,300,000	$ 2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	11,200,000	11,200,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,865,000	1,865,000
Lexington-Fayette Urban County Arpt. Rev.:
Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	490,000	490,000
Series 2009 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	4,105,000	4,105,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.33% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	4,500,000	4,500,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.3%, LOC Commerzbank AG, VRDN (b)(c)	12,900,000	12,900,000
		75,900,000
Louisiana - 2.5%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.) 0.26%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	19,000,000	19,000,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.35%, VRDN (b)(c)	900,000	900,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,400,000	4,400,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.27%, VRDN (b)(c)	28,000,000	28,000,000
Series 1992 B, 0.24%, VRDN (b)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.: - continued
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.36%, VRDN (b)(c)	$ 26,400,000	$ 26,400,000
Series 1993, 0.27%, VRDN (b)(c)	22,000,000	22,000,000
		103,800,000
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,990,000	14,990,000
Maryland - 0.8%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.27%, LOC Fannie Mae, VRDN (b)(c)	3,400,000	3,400,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	12,065,000	12,065,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	4,710,000	4,710,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.3% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Montgomery County Gen. Oblig. Series 2006 B, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,850,000	10,850,000
		34,025,000
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Gen.Trans. Sys. 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	8,460,000	8,460,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,400,000	7,400,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	1,700,000	1,700,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 6/2/10, CP mode	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	2,065,000	2,065,000
		24,625,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.9%
Eastern Michigan Univ. Revs. Series 2009 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	$ 12,000,000	$ 12,000,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.3%, LOC Bank of America NA, VRDN (b)	12,100,000	12,100,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.39%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	10,020,000	10,020,000
Series 2008 E, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,900,000	1,900,000
		37,020,000
Minnesota - 0.8%
Ctr. City Health Care Facilities (Hazelden Foundation Proj.) Series 2005, 0.3%, LOC Bank of New York, New York, VRDN (b)	3,800,000	3,800,000
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.36%, LOC Bank of America NA, VRDN (b)(c)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,750,000	1,750,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,895,000	1,895,000
		34,000,000
Mississippi - 1.8%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.32%, VRDN (b)(c)	18,100,000	18,100,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.23%, VRDN (b)	12,240,000	12,240,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.22% (Chevron Corp. Guaranteed), VRDN (b)	39,800,000	39,800,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (b)	3,860,000	3,860,000
		75,000,000
Missouri - 1.3%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.25%, VRDN (b)	16,750,000	16,750,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.3%, VRDN (b)	1,260,000	1,260,000
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.38%, LOC Bank of America NA, VRDN (b)(c)	9,870,000	9,870,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,185,000	15,185,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,500,000	10,500,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (b)(c)	2,200,000	2,200,000
		55,765,000
Montana - 0.1%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900,000	5,900,000
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	7,400,000	7,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	895,000	895,000
Series 2002 C, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,075,000	1,075,000
Series 2007 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	7,310,000	7,310,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36%, VRDN (b)(c)	$ 2,200,000	$ 2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.31% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		31,780,000
Nevada - 1.5%
Clark County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC Bayerische Landesbank, VRDN (b)(c)	2,400,000	2,400,000
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	6,800,000	6,800,000
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000,000	12,000,000
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)(c)	4,900,000	4,900,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (b)(c)	1,200,000	1,200,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	5,500,000	5,500,000
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 0.28%, LOC Bank of New York, New York, VRDN (b)	1,400,000	1,400,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.3% (Liquidity Facility Societe Generale) (b)(d)	24,755,000	24,755,000
		62,755,000
New Hampshire - 1.6%
Manchester Arpt. Rev. Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)(c)	8,000,000	8,000,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	5,600,000	5,600,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.9%, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN Series MS 3051, 0.29% (Liquidity Facility Morgan Stanley) (b)(d)	$ 8,000,000	$ 8,000,000
(Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.29%, VRDN (b)	30,100,000	30,100,000
Series 2005 A2, 0.28%, VRDN (b)	7,975,000	7,975,000
		65,800,000
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.24%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (b)	37,800,000	37,800,000
Series 2006 R2, 0.24%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (b)	4,870,000	4,870,000
Series 2006 R3, 0.23%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (b)	1,410,000	1,410,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.35%, LOC Dexia Cr. Local de France, VRDN (b)(c)	17,440,000	17,440,000
		61,520,000
New Mexico - 0.7%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.29%, LOC Barclays Bank PLC, VRDN (b)	3,155,000	3,155,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (b)(c)	8,000,000	8,000,000
Series 2008 A3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	4,700,000	4,700,000
Series 2009 A, 0.31%, LOC Royal Bank of Canada, VRDN (b)(c)	6,000,000	6,000,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,300,000	7,300,000
		29,155,000
New York - 8.3%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	8,125,000	8,125,000
New York City Gen. Oblig.:
Series 2004 H4, 0.25%, LOC Bank of New York, New York, VRDN (b)	5,095,000	5,095,000
Series 2004 H7, 0.25%, LOC KBC Bank NV, VRDN (b)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I5, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	$ 19,500,000	$ 19,500,000
Series 2006 I8, 0.3%, LOC Bank of America NA, VRDN (b)	6,570,000	6,570,000
Series 2006 I6, 0.27%, LOC California Teachers Retirement Sys., VRDN (b)	21,045,000	21,045,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.18%, LOC JPMorgan Chase Bank, VRDN (b)	8,900,000	8,900,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.3%, LOC Citibank NA, VRDN (b)(c)	3,400,000	3,400,000
(Courtland Avenue Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	3,905,000	3,905,000
(First Avenue Dev. Proj.) Series 2002 A, 0.3%, LOC Fannie Mae, VRDN (b)(c)	1,795,000	1,795,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	1,100,000	1,100,000
(Sierra Dev. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,935,000	1,935,000
Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)(c)	3,500,000	3,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 09 39B, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(d)	1,295,000	1,295,000
Series BC 10 29W, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(d)	5,000,000	5,000,000
Series Putters 3231Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,175,000	6,175,000
Series 2003 F2, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	57,290,000	57,290,000
Series 2006 AA1, 0.25% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,635,000	5,635,000
Series 2008 BB1, 0.23% (Liquidity Facility Fortis Banque SA), VRDN (b)	4,500,000	4,500,000
Series 2008 BB3, 0.22% (Liquidity Facility Fortis Banque SA), VRDN (b)	9,300,000	9,300,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,660,000	10,660,000
Series 2001 B, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	13,300,000	13,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 2F, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	$ 10,995,000	$ 10,995,000
Series 2006 A3, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	20,565,000	20,565,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.3% (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.29% (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
(Univ. of Rochester Proj.) Series 2003 B, 0.28%, LOC HSBC Bank USA, NA, VRDN (b)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.3% (Liquidity Facility Citibank NA) (b)(d)	9,605,000	9,605,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.36%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	5,000,000	5,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.3%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
Series 1999 A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.25%, LOC Freddie Mac, VRDN (b)(c)	12,000,000	12,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.27%, LOC Freddie Mac, VRDN (b)(c)	8,700,000	8,700,000
(West 20th Street Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(c)	4,300,000	4,300,000
(West 33rd Street Hsg. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
(Worth Street Hsg. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	1,100,000	1,100,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G1, 0.24%, LOC BNP Paribas SA, VRDN (b)	14,700,000	14,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	$ 5,600,000	$ 5,600,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	3,100,000	3,100,000
		348,330,000
North Carolina - 2.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 H, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	11,000,000	11,000,000
Series C, 0.26%, LOC Bank of America NA, VRDN (b)	14,655,000	14,655,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (b)(c)	4,500,000	4,500,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	900,000	900,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.3% (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,315,000	9,315,000
(Goodwill Cmnty. Proj.) Series 2002, 0.3%, LOC Bank of America NA, VRDN (b)	1,515,000	1,515,000
North Carolina Gen. Oblig. Series 2002 D, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,350,000	6,350,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (b)	3,410,000	3,410,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	4,300,000	4,300,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (b)(c)	6,200,000	6,200,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	1,500,000	1,500,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
		89,295,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 4.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,000,000	$ 1,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	8,625,000	8,625,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,135,000	10,135,000
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(c)	1,400,000	1,400,000
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (b)(c)	1,200,000	1,200,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.45%, VRDN (b)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.28%, VRDN (b)	10,125,000	10,125,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,820,000	15,820,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2006 F, 0.33% (Liquidity Facility Citibank NA), VRDN (b)(c)	5,600,000	5,600,000
Series B, 0.3% (Liquidity Facility Citibank NA), VRDN (b)(c)	34,350,000	34,350,000
Series 2007 E, 0.32% (Liquidity Facility KBC Bank NV), VRDN (b)(c)	9,400,000	9,400,000
Series F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 J, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	6,000,000	6,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,200,000	2,200,000
Series 2000, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
(BP Products NA, Inc. Proj.):
Series 2004, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	7,600,000	7,600,000
Series B, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,750,000	$ 2,750,000
(FirstEnergy Corp. Proj.) Series A, 0.25%, LOC Barclays Bank PLC, VRDN (b)(c)	25,000,000	25,000,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.33% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,445,000	8,445,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	12,750,000	12,750,000
		183,800,000
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	17,000,000	17,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (b)	6,125,000	6,125,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (b)(c)	2,300,000	2,300,000
		25,425,000
Oregon - 1.5%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.28%, LOC Bank of Scotland PLC, VRDN (b)	58,600,000	58,600,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.42%, LOC Bank of America NA, VRDN (b)(c)	1,530,000	1,530,000
		61,530,000
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,145,000	2,145,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (b)	2,800,000	2,800,000
Series 2006 A:
0.28%, LOC Barclays Bank PLC, VRDN (b)	9,000,000	9,000,000
0.31%, LOC Barclays Bank PLC, VRDN (b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	$ 9,150,000	$ 9,150,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	4,200,000	4,200,000
Chester County Intermediate Unit Rev. Series 2003, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,500,000	1,500,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	1,100,000	1,100,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,500,000	1,500,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.24% (United Parcel Svc., Inc. Guaranteed), VRDN (b)	5,500,000	5,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.31%, LOC BNP Paribas SA, VRDN (b)(c)	16,240,000	16,240,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	5,390,000	5,390,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	400,000	400,000
Series 2004 D3, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (b)	7,350,000	7,350,000
(St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,200,000	4,200,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.35% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,915,000	2,915,000
Series Putters 3297, 0.4% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,145,000	2,145,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	$ 5,500,000	$ 5,500,000
Series 2003 77B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	3,400,000	3,400,000
Series 2004 81C, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	3,140,000	3,140,000
Series 2004 86B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,320,000	4,320,000
Series 2004 86C, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,600,000	2,600,000
Series 2005-87 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,900,000	1,900,000
Series 2005-91B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,800,000	1,800,000
Series 2006 92B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)(c)	2,000,000	2,000,000
Series 2006 93B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	4,995,000	4,995,000
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	3,900,000	3,900,000
		123,710,000
Rhode Island - 0.2%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
South Carolina - 1.3%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) Series 2003, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,400,000	4,400,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	19,475,000	19,475,000
Series 2004 B2, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	9,500,000	9,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.38%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.5%, VRDN (b)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	$ 1,000,000	$ 1,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.36%, LOC Branch Banking & Trust Co., VRDN (b)(c)	7,000,000	7,000,000
		56,375,000
Tennessee - 4.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	3,050,000	3,050,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.27%, LOC Bank of America NA, VRDN (b)	23,754,000	23,754,000
Series 2003, 0.27%, LOC Bank of America NA, VRDN (b)	24,600,000	24,600,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	19,035,000	19,035,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (b)	18,240,000	18,240,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	43,365,000	43,365,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.34%, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.37%, LOC Bank of America NA, VRDN (b)	1,915,000	1,915,000
Series 2002, 0.27%, LOC Bank of America NA, VRDN (b)	23,890,000	23,890,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	33,885,000	33,885,000
Shelby County Gen. Oblig. Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,500,000	1,500,000
		195,234,000
Texas - 15.9%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.38%, LOC Dexia Cr. Local de France, VRDN (b)	11,530,000	11,530,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.33%, LOC Citibank NA, VRDN (b)(c)	15,000,000	15,000,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.): - continued
Series 2002 A:
0.26%, LOC Bank of America NA, VRDN (b)(c)	$ 4,500,000	$ 4,500,000
0.26%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,535,000	6,535,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (b)(c)	14,000,000	14,000,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	25,370,000	25,370,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.26%, VRDN (b)(c)	8,050,000	8,050,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	2,500,000	2,500,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,680,000	4,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.27%, LOC BNP Paribas SA, VRDN (b)(c)	25,000,000	25,000,000
Series 2004, 0.27%, LOC BNP Paribas SA, VRDN (b)(c)	25,000,000	25,000,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.3% (BP PLC Guaranteed), VRDN (b)(c)	5,800,000	5,800,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	50,000,000	50,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,500,000	2,500,000
Series 2001, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.: - continued
(BP Amoco Chemical Co. Proj.) Series B, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	$ 2,000,000	$ 2,000,000
(Exxon Mobil Proj.) Series 2000, 0.24% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	5,500,000	5,500,000
Series 1994, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	23,100,000	23,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	5,305,000	5,305,000
Series 2008 B1, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	6,715,000	6,715,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	2,700,000	2,700,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.28%, VRDN (b)	21,100,000	21,100,000
Series A1, 0.28%, VRDN (b)	19,165,000	19,165,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 0.2%, VRDN (b)	6,000,000	6,000,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.33%, VRDN (b)(c)	54,700,000	54,700,000
Series 2004 A, 0.26%, VRDN (b)	20,300,000	20,300,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.28%, VRDN (b)	24,240,000	24,240,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.31% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,270,000	3,270,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 0.24% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	6,600,000	6,600,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,435,000	8,435,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.36%, VRDN (b)(c)	$ 13,840,000	$ 13,840,000
Series 2010 B, 0.28%, VRDN (b)	13,000,000	13,000,000
Series 2010 C, 0.28%, VRDN (b)	13,000,000	13,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.6%, VRDN (b)(c)	18,000,000	18,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.28%, VRDN (b)	12,100,000	12,100,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,200,000	9,200,000
Series 2007, 0.27%, LOC BNP Paribas SA, VRDN (b)(c)	36,100,000	36,100,000
Series 2008, 0.27%, LOC BNP Paribas SA, VRDN (b)(c)	50,000,000	50,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.21%, VRDN (b)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,100,000	1,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.35% (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,915,000	3,915,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.26% (Liquidity Facility Societe Generale) (b)(d)	9,970,000	9,970,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.69%, LOC Compass Bank, VRDN (b)	4,775,000	4,775,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	1,750,000	1,750,000
		666,045,000
Utah - 1.3%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,580,000	4,580,000
Series 2005 B, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,185,000	3,185,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 6,515,000	$ 6,515,000
Series 2002 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,010,000	5,010,000
Series 2004 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,960,000	5,960,000
Series 2004 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,150,000	10,150,000
Series 2004 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,700,000	2,700,000
Series 2005 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,415,000	3,415,000
Series 2005 H, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,000,000	5,000,000
Series 2006 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,130,000	8,130,000
		54,645,000
Virginia - 1.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	3,600,000	3,600,000
Series 2008 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.58%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(c)	950,000	950,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 D, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	5,000,000	5,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,545,000	8,545,000
Series 1995, 0.35%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Series 1996 A, 0.35%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.35%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.23%, LOC Bank of America NA, VRDN (b)	$ 11,695,000	$ 11,695,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	8,345,000	8,345,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.49%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,815,000	2,815,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.3% (Liquidity Facility Citibank NA) (b)(d)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	3,300,000	3,300,000
		75,120,000
Washington - 0.8%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (BP West Coast Products LLC Proj.) Series 2002, 0.3% (BP PLC Guaranteed), VRDN (b)(c)	6,600,000	6,600,000
Port of Seattle Rev. Series 2005, 0.32%, LOC Fortis Banque SA, VRDN (b)(c)	2,500,000	2,500,000
Port of Tacoma Rev. Series 2008, 0.4%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	15,810,000	15,810,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.42%, LOC Bank of America NA, VRDN (b)(c)	1,255,000	1,255,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
(The Cambridge Apts. Proj.) Series 2009, 0.28%, LOC Fannie Mae, VRDN (b)	3,900,000	3,900,000
		32,565,000
West Virginia - 1.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.33%, LOC Deutsche Bank AG, VRDN (b)(c)	15,170,000	15,170,000
Series 1990 B, 0.33%, LOC Deutsche Bank AG, VRDN (b)(c)	5,415,000	5,415,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,050,000	6,050,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	$ 22,600,000	$ 22,600,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,890,000	4,890,000
		54,125,000
Wisconsin - 2.5%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,600,000	3,600,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.27%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (b)	7,800,000	7,800,000
(Aurora Health Care, Inc. Sys. Proj.):
Series 2006 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,600,000	8,600,000
Series 2006 C, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,000,000	11,000,000
(Lutheran College Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000,000	15,000,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	2,600,000	2,600,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000,000	6,000,000
Series 2008 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	10,680,000	10,680,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,000,000	3,000,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,700,000	27,700,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,150,000	5,150,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,300,000	3,300,000
		104,430,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.9%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.34%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	$ 3,500,000	$ 3,500,000
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 D, 0.2%, VRDN (b)	1,500,000	1,500,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.24% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	11,000,000	11,000,000
Series 1987 B, 0.24% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	11,000,000	11,000,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,000,000	5,000,000
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,900,000	7,900,000
		39,900,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,191,344,325)		4,191,344,325
NET OTHER ASSETS - 0.0%		(1,685,401)
NET ASSETS - 100%		$ 4,189,658,924
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,191,344,325)		$ 4,191,344,325
Interest receivable		1,327,168
Total assets		4,192,671,493

Liabilities
Payable to custodian bank	$ 469
Payable for investments purchased on a delayed delivery basis	2,000,000
Distributions payable	993,543
Other payables and accrued expenses	18,557
Total liabilities		3,012,569

Net Assets		$ 4,189,658,924
Net Assets consist of:
Paid in capital		$ 4,189,648,605
Accumulated undistributed net realized gain (loss) on investments		10,319
Net Assets, for 4,189,217,035 shares outstanding		$ 4,189,658,924
Net Asset Value, offering price and redemption price per share ($4,189,658,924 ÷ 4,189,217,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2010

Investment Income
Interest		$ 10,433,067

Expenses
Custodian fees and expenses	$ 68,741
Independent trustees' compensation	12,951
Total expenses before reductions	81,692
Expense reductions	(12,986)	68,706
Net investment income		10,364,361
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,678
Net increase in net assets resulting from operations		$ 10,386,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2010	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,364,361	$ 25,468,099
Net realized gain (loss)	21,678	10,326
Net increase in net assets resulting from operations	10,386,039	25,478,425
Distributions to shareholders from net investment income	(10,364,004)	(25,468,156)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,683,186,000	3,743,861,000
Cost of shares redeemed	(6,271,384,900)	(2,233,918,000)
Net increase (decrease) in net assets and shares resulting from share transactions	1,411,801,100	1,509,943,000
Total increase (decrease) in net assets	1,411,823,135	1,509,953,269

Net Assets
Beginning of period	2,777,835,789	1,267,882,520
End of period	$ 4,189,658,924	$ 2,777,835,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.013	.032	.037	.029
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.003	.013	.032	.037	.029
Distributions from net investment income	(.003)	(.013)	(.032)	(.037)	(.029)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	(.003)	(.013)	(.032)	(.037)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.27%	1.34%	3.23%	3.76%	2.94%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	-% B	.01%	.01%
Expenses net of fee waivers, if any	-% B	-% B	-% B	.01%	.01%
Expenses net of all reductions	-% B	-% B	-% B	.01%	.01%
Net investment income	.27%	1.30%	3.03%	3.69%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,189,659	$ 2,777,836	$ 1,267,883	$ 672,471	$ 899,449

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 4,191,344,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 10,319
Net unrealized appreciation (depreciation)	$ -

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2010	May 31, 2009
Tax-exempt Income	$ 10,364,004	$ 25,468,156

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12,951.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2010, $9,548, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 53.38% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0710
1.734009.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.0005%	$ 1,000.00	$ 1,001.00	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	74.2	69.8	84.2
31 - 90	15.8	15.4	5.3
91 - 180	8.2	5.5	4.3
181 - 397	1.8	9.3	6.2
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity® Securities Lending Cash Central Fund	32 Days	46 Days	33 Days
All Taxable Money Market Funds Average*	39 Days	51 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Bank CDs, BAs, TDs, and Notes 11.2%	Bank CDs, BAs, TDs, and Notes 0.0%
Government Securities 45.9%	Government Securities 43.7%
Repurchase Agreements 43.5%	Repurchase Agreements 57.9%
Net Other Assets** (0.6)%	Net Other Assets** (1.6)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/1/10	3/2/10	12/1/09	9/1/09	6/2/09
Fidelity Securities Lending Cash Central Fund	0.24%	0.18%	0.18%	0.24%	0.29%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Federal Agencies - 18.6%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.1%
9/29/10	0.30%	$ 241,500,000	$ 241,258,500
Federal Home Loan Bank - 17.0%
6/1/10 to 6/1/11	0.17 to 0.60 (b)	3,491,000,000	3,490,216,362
Freddie Mac - 0.5%
7/12/10	0.21	100,000,000	100,440,067
TOTAL FEDERAL AGENCIES			3,831,914,929
U.S. Treasury Obligations - 27.3%

U.S. Treasury Bills - 26.8%
6/10/10 to 12/16/10	0.15 to 0.54	5,511,968,000	5,510,163,993
U.S. Treasury Notes - 0.5%
8/15/10	0.58	90,000,000	90,647,778
TOTAL U.S. TREASURY OBLIGATIONS			5,600,811,771
Time Deposits - 11.2%

Citibank NA
6/1/10	0.19	300,000,000	300,000,000
Commerzbank AG
6/1/10	0.22	1,000,000,000	1,000,000,000
KBC Bank NV
6/1/10	0.20	500,000,000	500,000,000
Svenska Handelsbanken AB
6/1/10	0.20	500,000,000	500,000,000
TOTAL TIME DEPOSITS			2,300,000,000
Repurchase Agreements - 43.5%
	Maturity Amount	Value
In a joint trading account at:
0.2% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 4,000,087,970	$ 4,000,000,000
0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	4,840,254,336	4,840,142,000
0.22% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	86,070,073	86,068,000
TOTAL REPURCHASE AGREEMENTS		8,926,210,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $20,658,936,700)		20,658,936,700
NET OTHER ASSETS - (0.6)%		(122,498,848)
NET ASSETS - 100%		$ 20,536,437,852
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,000,000,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 1,778,885,083
Bank of America, NA	708,935,320
Barclays Capital, Inc.	1,157,711,937
Deutsche Bank Securities, Inc.	118,155,887
Mizuho Securities USA, Inc.	236,311,773
$ 4,000,000,000
Repurchase Agreement / Counterparty	Value
$4,840,142,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 325,891,101
Bank of America, NA	3,081,722,010
J.P. Morgan Securities, Inc.	329,316,986
Mizuho Securities USA, Inc.	1,103,211,903
$ 4,840,142,000
Repurchase Agreement / Counterparty	Value
$86,068,000 due 6/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 13,881,935
Banc of America Securities LLC	23,599,290
Barclays Capital, Inc.	20,822,903
UBS Securities LLC	27,763,872
$ 86,068,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2010, the fund had a capital loss carryforward of approximately $1,175,508 all of which will expire on May 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $8,926,210,000) - See accompanying schedule: Unaffiliated issuers (cost $20,658,936,700)		$ 20,658,936,700
Receivable for investments sold		100,000,000
Interest receivable		6,701,751
Other receivables		46,436
Total assets		20,765,684,887

Liabilities
Payable to custodian bank	$ 68
Payable for investments purchased	224,909,099
Distributions payable	4,267,144
Other payables and accrued expenses	70,724
Total liabilities		229,247,035

Net Assets		$ 20,536,437,852
Net Assets consist of:
Paid in capital		$ 20,537,506,258
Accumulated undistributed net realized gain (loss) on investments		(1,068,406)
Net Assets, for 20,534,109,520 shares outstanding		$ 20,536,437,852
Net Asset Value, offering price and redemption price per share ($20,536,437,852 ÷ 20,534,109,520 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2010

Investment Income
Interest		$ 37,124,691

Expenses
Custodian fees and expenses	$ 84,601
Independent trustees' compensation	60,759
Interest	7,598
Total expenses before reductions	152,958
Expense reductions	(84,237)	68,721
Net investment income		37,055,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,573
Net increase in net assets resulting from operations		$ 37,072,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2010	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,055,970	$ 220,789,103
Net realized gain (loss)	16,573	1,847,372
Net increase in net assets resulting from operations	37,072,543	222,636,475
Distributions to shareholders from net investment income	(37,047,321)	(220,818,191)
Distributions to shareholders from net realized gain	(921,558)	-
Total distributions	(37,968,879)	(220,818,191)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	87,709,236,927	92,604,343,993
Cost of shares redeemed	(81,094,260,875)	(101,901,472,148)
Net increase (decrease) in net assets and shares resulting from share transactions	6,614,976,052	(9,297,128,155)
Total increase (decrease) in net assets	6,614,079,716	(9,295,309,871)

Net Assets
Beginning of period	13,922,358,136	23,217,668,007
End of period	$ 20,536,437,852	$ 13,922,358,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.014	.043	.053	.041
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.002	.014	.043	.053	.041
Distributions from net investment income	(.002)	(.014)	(.043)	(.053)	(.041)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.002)	(.014)	(.043)	(.053)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.21%	1.43%	4.37%	5.45%	4.17%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	-% B	.01%	.01%
Expenses net of fee waivers, if any	-% B	-% B	-% B	.01%	.01%
Expenses net of all reductions	-% B	-% B	-% B	.01%	.01%
Net investment income	.21%	1.61%	4.18%	5.32%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,536,438	$ 13,922,358	$ 23,217,668	$ 20,824,640	$ 13,631,071

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and excise tax regulations.

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 20,658,936,700

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 153,539
Capital loss carryforward	$ (1,175,508)
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	May 31, 2010	May 31, 2009
Ordinary Income	$ 37,968,879	$ 220,818,191

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $187,736,721. The weighted average interest rate was .02% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Annual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $60,759.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23,478.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-

present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-

present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-

present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-

present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-

present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 51.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,990,696 of distributions paid during the period January 1, 2010 to May 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0710
1.795174.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.0020%	$ 1,000.00	$ 1,001.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	100.0	100.0	100.0
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity® Tax-Free Cash Central Fund	5 Days	3 Days	4 Days
All Tax-Free Money Market Funds Average*	23 Days	30 Days	23 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Variable Rate Demand Notes (VRDNs) 99.8%	Variable Rate Demand Notes (VRDNs) 100.7%
Net Other Assets 0.2%	Net Other Assets** (0.7)%

Current and Historical Seven-Day Yields
	5/31/10	03/1/10	11/30/09	08/31/09	06/01/09
Fidelity Tax-Free Cash Central Fund	.26%	.15%	0.23%	0.20%	0.24%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Alabama - 2.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.28%, VRDN (a)	$ 18,000,000	$ 18,000,000
Series 1995 E, 0.3%, VRDN (a)	9,000,000	9,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.3%, VRDN (a)	3,200,000	3,200,000
		30,200,000
Alaska - 2.1%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.2%, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 B, 0.25% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		26,300,000
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3525, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,400,000	9,400,000
		11,400,000
California - 5.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B1, 0.25%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	370,000	370,000
California Edl. Facilities Auth. Rev. Participating VRDN Series MS 3144, 0.28% (Liquidity Facility Morgan Stanley) (a)(b)	8,000,000	8,000,000
California Gen. Oblig.:
Series 2003 A2, 0.24%, LOC Bank of Montreal, VRDN (a)	6,000,000	6,000,000
Series 2003 B1, 0.25%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	9,000,000	9,000,000
Series 2003 B3, 0.26%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	10,000,000	10,000,000
Series 2004 A2, 0.25%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	4,275,000	4,275,000
Series 2004 A4, 0.25%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	8,710,000	8,710,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.25%, LOC Bank of New York, New York, VRDN (a)	$ 1,500,000	$ 1,500,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.29% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
San Pablo Redev. Agcy. 0.3%, LOC Union Bank of California, VRDN (a)	9,400,000	9,400,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.24%, LOC Fannie Mae, VRDN (a)	1,300,000	1,300,000
		71,805,000
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
(YMCA of the Rockies Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	8,720,000	8,720,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,625,000	2,625,000
		14,345,000
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10342, 0.29% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
(Masonicare Corp. Proj.) Series C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
Connecticut Hsg. Fin. Auth. Series 2009 A1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
		13,700,000
Delaware - 0.4%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,050,000	5,050,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 1.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	$ 5,520,000	$ 5,520,000
(American Univ. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,730,000	6,730,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	5,425,000	5,425,000
		24,575,000
Florida - 6.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.37%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,740,000	2,740,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.28%, LOC Fannie Mae, VRDN (a)	4,000,000	4,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	8,900,000	8,900,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.26%, VRDN (a)	4,275,000	4,275,000
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.29%, LOC Calyon New York Branch, VRDN (a)	2,000,000	2,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,675,000	7,675,000
Series 2004, 0.28%, LOC Bank of America NA, VRDN (a)	6,100,000	6,100,000
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.28%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Series 2009 B, 0.28%, LOC Bank of America NA, VRDN (a)	12,965,000	12,965,000
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series 2009, 0.25%, LOC Bank of New York, New York, VRDN (a)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.27%, LOC Fannie Mae, VRDN (a)	$ 1,900,000	$ 1,900,000
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.27%, LOC Northern Trust Co., Chicago, VRDN (a)	2,605,000	2,605,000
Pasco County School Board Ctfs. of Prtn. Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,600,000	2,600,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
		83,025,000
Georgia - 2.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.28%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,205,000	1,205,000
Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.25%, VRDN (a)	1,000,000	1,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.3%, VRDN (a)	1,110,000	1,110,000
Second Series 1995, 0.27%, VRDN (a)	1,000,000	1,000,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.3%, LOC Bank of America NA, VRDN (a)	1,225,000	1,225,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Georgia Gen. Oblig. Participating VRDN: - continued
Series PZ 271, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 6,879,000	$ 6,879,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		33,014,000
Illinois - 4.6%
Chicago Board of Ed.:
Series 2009 A1, 0.3%, LOC Harris NA, VRDN (a)	4,900,000	4,900,000
Series 2009 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,050,000	6,050,000
Series 2009 C, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,515,000	7,515,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BC 09 27B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,540,000	3,540,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C2, 0.28%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Series 2008 C3, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,205,000	3,205,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.3%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series Putters 3302, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 C, 0.27%, LOC Northern Trust Co., Chicago, VRDN (a)	2,175,000	2,175,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,220,000	11,220,000
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,450,000	1,450,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,230,000	7,230,000
		58,585,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.22%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	1,085,000	1,085,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,830,000	2,830,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
		10,415,000
Iowa - 1.8%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.32%, LOC KBC Bank NV, VRDN (a)	1,405,000	1,405,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2009 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,225,000	1,225,000
Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,685,000	12,685,000
Series 2009 D, 0.28%, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
		23,015,000
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,945,000	9,945,000
Kentucky - 0.3%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,350,000	2,350,000
		4,050,000
Louisiana - 1.1%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.27%, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,160,000	$ 7,160,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.24%, VRDN (a)	1,200,000	1,200,000
		13,360,000
Maryland - 2.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.28%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	5,100,000	5,100,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
Montgomery County Gen. Oblig. Series 2006 B, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,750,000	16,750,000
		30,450,000
Massachusetts - 1.3%
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2001 C, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
Series 2006 A, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,700,000	7,700,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.3% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,200,000	1,200,000
		17,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 2.6%
Eastern Michigan Univ. Revs. Series 2009 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,800,000	$ 8,800,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,560,000	11,560,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.3%, LOC Bank of America NA, VRDN (a)	11,255,000	11,255,000
Series 2001 B, 0.3%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
		33,615,000
Minnesota - 0.2%
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,125,000	2,125,000
Missouri - 3.5%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.3%, VRDN (a)	9,400,000	9,400,000
0.3%, VRDN (a)	2,000,000	2,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,700,000	2,700,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series BBT 08 39, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,030,000	2,030,000
Series Putters 3546, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,300,000	11,300,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900,000	5,900,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,000,000	11,000,000
		44,330,000
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,425,000	7,425,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 1,800,000	$ 1,800,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	13,795,000	13,795,000
		15,595,000
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.29% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Clark County School District Participating VRDN Series PZ 174, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 0.28%, LOC Bank of New York, New York, VRDN (a)	2,900,000	2,900,000
		9,610,000
New Hampshire - 1.8%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.28%, VRDN (a)	20,425,000	20,425,000
		22,425,000
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.29%, LOC Barclays Bank PLC, VRDN (a)	3,860,000	3,860,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,200,000	2,200,000
		6,060,000
New York - 11.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Series 2004 H1, 0.28%, LOC Bank of New York, New York, VRDN (a)	36,030,000	36,030,000
Series 2004 H7, 0.25%, LOC KBC Bank NV, VRDN (a)	5,550,000	5,550,000
Series 2006 I5, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,960,000	5,960,000
Series 2006 I6, 0.27%, LOC California Teachers Retirement Sys., VRDN (a)	24,050,000	24,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,900,000	$ 2,900,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.28%, LOC Lloyds TSB Bank PLC, VRDN (a)	3,405,000	3,405,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,755,000	7,755,000
Series 2003 F2, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,120,000	4,120,000
Series 2005 AA2, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	13,200,000	13,200,000
Series 2006 AA1, 0.25% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,800,000	9,800,000
Series 2008 B2, 0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Rev. Series 2001 B, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	23,300,000	23,300,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	3,500,000	3,500,000
		146,570,000
North Carolina - 1.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,800,000	1,800,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,100,000	3,100,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1987 A, 0.25%, VRDN (a)	1,300,000	1,300,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series BC 10 31W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
(The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,680,000	7,680,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Watauga Med. Ctr. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,205,000	$ 1,205,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	3,400,000	3,400,000
		20,360,000
Ohio - 3.4%
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.25%, VRDN (a)	1,000,000	1,000,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,900,000	2,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
(FirstEnergy Corp. Proj.) Series 2006 A, 0.26%, LOC Barclays Bank PLC, VRDN (a)	36,150,000	36,150,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
		43,650,000
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		4,000,000
Oregon - 0.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	7,800,000	7,800,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
		9,450,000
Pennsylvania - 8.2%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,060,000	2,060,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.): - continued
Series 2001 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 8,600,000	$ 8,600,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,505,000	2,505,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	800,000	800,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A:
0.28%, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
0.31%, LOC Barclays Bank PLC, VRDN (a)	9,900,000	9,900,000
Series 2006 B, 0.28%, LOC Citibank NA, VRDN (a)	10,495,000	10,495,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.24% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	9,600,000	9,600,000
Haverford Township School District Series 2009, 0.28%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	9,325,000	9,325,000
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	4,000,000	4,000,000
Series 2008 D, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,040,000	1,040,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,490,000	1,490,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	965,000	965,000
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,100,000	$ 4,100,000
Series 2008 D2, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,435,000	2,435,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Somerset County Hosp. Auth. Hos Series 2007 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,500,000	3,500,000
Somerset County Gen. Oblig. Series 2009 C, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,740,000	2,740,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	800,000	800,000
		104,055,000
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
South Carolina Jobs-Econ. Dev. Auth. (CareAlliance Health Svcs. Proj.) Series 2007, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
		8,600,000
Tennessee - 7.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	8,885,000	8,885,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	4,100,000	4,100,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	13,700,000	13,700,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	20,555,000	20,555,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.3%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	15,700,000	15,700,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	14,700,000	14,700,000
Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Rutherford County Health & Edl. Participating VRDN BC 10 25W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 3,000,000	$ 3,000,000
Shelby County Gen. Oblig. Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,000,000	3,000,000
		89,840,000
Texas - 11.9%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	28,700,000	28,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Series 2008 B1, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.):
Series 2008 A2, 0.28%, VRDN (a)	19,800,000	19,800,000
Series A1, 0.28%, VRDN (a)	4,900,000	4,900,000
(Saint Dominic Village Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.26%, VRDN (a)	25,800,000	25,800,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.28%, VRDN (a)	27,960,000	27,960,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.28%, VRDN (a)	6,200,000	6,200,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.25%, VRDN (a)	2,300,000	2,300,000
0.25%, VRDN (a)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.21%, VRDN (a)	$ 2,750,000	$ 2,750,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		152,295,000
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000,000	4,000,000
		11,900,000
Virginia - 0.7%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.28%, LOC Bank of America NA, VRDN (a)	6,760,000	6,760,000
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
		8,960,000
Washington - 1.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Port of Tacoma Rev. Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	6,200,000	6,200,000
		22,215,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,050,000	3,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,250,000	6,250,000
		9,300,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 1.6%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 11,700,000	$ 11,700,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000,000	1,000,000
(Lutheran College Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,360,000	1,360,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,700,000	1,700,000
		20,330,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,272,944,000)		1,272,944,000
NET OTHER ASSETS - 0.2%		2,435,180
NET ASSETS - 100%		$ 1,275,379,180
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,272,944,000)		$ 1,272,944,000
Receivable for investments sold on a delayed delivery basis		2,400,028
Interest receivable		333,971
Total assets		1,275,677,999

Liabilities
Payable to custodian bank	$ 31
Distributions payable	292,590
Other payables and accrued expenses	6,198
Total liabilities		298,819

Net Assets		$ 1,275,379,180
Net Assets consist of:
Paid in capital		$ 1,275,315,192
Accumulated undistributed net realized gain (loss) on investments		63,988
Net Assets, for 1,275,157,373 shares outstanding		$ 1,275,379,180
Net Asset Value, offering price and redemption price per share ($1,275,379,180 ÷ 1,275,157,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2010

Investment Income
Interest		$ 2,285,753

Expenses
Custodian fees and expenses	$ 20,947
Independent trustees' compensation	3,412
Total expenses before reductions	24,359
Expense reductions	(3,419)	20,940
Net investment income		2,264,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,761
Net increase in net assets resulting from operations		$ 2,284,574

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2010	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,264,813	$ 9,706,361
Net realized gain (loss)	19,761	20,999
Net increase in net assets resulting from operations	2,284,574	9,727,360
Distributions to shareholders from net investment income	(2,264,813)	(9,706,319)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,818,466,000	1,309,757,000
Cost of shares redeemed	(2,332,413,000)	(1,195,435,000)
Net increase (decrease) in net assets and shares resulting from share transactions	486,053,000	114,322,000
Total increase (decrease) in net assets	486,072,761	114,343,041

Net Assets
Beginning of period	789,306,419	674,963,378
End of period	$ 1,275,379,180	$ 789,306,419

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.012	.031	.036	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.002	.012	.031	.036	.028
Distributions from net investment income	(.002)	(.012)	(.031)	(.036)	(.028)
Distributions from net realized gain	-	-	-D	-	-
Total distributions	(.002)	(.012)	(.031)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.22%	1.24%	3.16%	3.70%	2.87%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	-% B	.01%	.02%
Expenses net of fee waivers, if any	-% B	-% B	-% B	.01%	.02%
Expenses net of all reductions	-% B	-% B	-% B	.01%	.01%
Net investment income	.22%	1.32%	3.04%	3.63%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,275,379	$ 789,306	$ 674,963	$ 491,324	$ 431,507

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book to tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 1,272,944,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 63,988
Undistributed ordinary income	$ -
Net unrealized appreciation (depreciation)	$ -

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2010	May 31, 2009
Tax-exempt Income	$ 2,264,813	$ 9,706,319

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,412.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2010, the results of its operations for the year then ended, the changes in the net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-

present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-

present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-

present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-

present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2010, $11,912, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2010, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$26,000	$-	$4,500	$-

May 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$27,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the "Funds"):

Services Billed by PwC

May 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$36,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

May 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$36,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2010A	May 31, 2009A
Audit-Related Fees	$520,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2010A	May 31, 2009A
Audit-Related Fees	$1,530,000	$3,225,000
Tax Fees	$-	$2,000
All Other Fees	$145,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2010 A	May 31, 2009 A
PwC	$3,885,000	$3,900,000
Deloitte Entities	$1,000,000	$1,375,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2010